Exploration in operating units (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Exploration In Operating Units [Line Items]
Beginning balance of finished goods and products in process, net of depreciation and amortization	$ 549	$ 988	$ 2,036
Exploration in operating units	50,884	49,229	80,796
Total exploration in operating units	51,043	48,790	79,748
Final balance of finished goods and products in process	(708)	(549)	(1,408)
Write - off of products in process	0	0	420
Final balance of products in process and finished goods, net of depreciation and amortization	(708)	(549)	(988)
Disbursement of exploration in operating activities	50,884	49,229	80,796
Services provided by third parties
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	35,667	35,785	51,912
Consumption of materials and supplies
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	4,223	2,694	4,502
Direct labor
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	3,244	6,357	7,097
Short-term and low-value lease
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	3,097	1,791	5,016
Electricity and water
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	338	237	72
Transport
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	108	720	470
Maintenance and repairment
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	40	66	211
Purchase of land
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	0	0	10,066
Other
Disclosure Of Exploration In Operating Units [Line Items]
Exploration in operating units	$ 4,326	$ 1,140	$ 402